SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2015
SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION [Abstract]
Schedule of Revenues by Geographical Areas
	Year ended December 31,
	2013	2014	2015

North America (*)	$43,713	$72,243	$102,603
Europe	19,413	38,376	55,311
Latin America	8,909	14,666	19,134
Asia and others	8,438	16,556	26,470

	$80,473	$141,841	$203,518

(*)	Include revenue from USA in amount of 39,505, 64,673 and 91,661 for 2013, 2014 and 2015 respectively.

Schedule of Long-lived Assets by Geographical Areas
	December 31,
	2014	2015

Israel	$6,249	$6,952
Europe	166	150
North America	790	1,632

	$7,205	$8,734